Related parties (Details 2)	12 Months Ended
Dec. 31, 2017
Mauricio Cardenas Santamaria [Member]
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Hector Manosalva Rojas [Member]
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Rafael Espinosa Rozo [Member]
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Felipe Bayon [Member]
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares